OTHER LIABILITIES (Details 1) $ in Thousands	12 Months Ended
Dec. 31, 2019 CAD ($)
DisclosureOfDebtObligationsLineItems [Line Items]
Debt obligations, beginning	$ 0
Adoption of IFRS 16 (note 5)	944
Accretion	76
Additions	670
Repayments	(662)
Liability adjustment gain	(26)
Debt obligations, ending	1,002
Lease liabilities
DisclosureOfDebtObligationsLineItems [Line Items]
Debt obligations, beginning	0
Adoption of IFRS 16 (note 5)	944
Accretion	76
Additions	38
Repayments	(293)
Liability adjustment gain	(26)
Debt obligations, ending	739
Loan liabilities
DisclosureOfDebtObligationsLineItems [Line Items]
Debt obligations, beginning	0
Adoption of IFRS 16 (note 5)	0
Accretion	0
Additions	632
Repayments	(369)
Liability adjustment gain	0
Debt obligations, ending	$ 263